OPERATING LEASES - Schedule of future minimum operating lease revenue receipts (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 54,791
2021	850
2022	0
2023	0
2024	0
Thereafter	0
Total	$ 55,641